Changes in discounted net future cash flows: (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2019	$ 45,978	$ 88,121	$ 111,121
Sales and transfers of oil and gas, net of production cost	(38,074)	(24,908)	(34,522)
Development cost incurred	6,035	5,664	6,819
Net change due to purchases and sales of minerals in place	(246)	(847)	(1,387)
Net change due to extensions, discoveries and improved recovery related costs		509	385
Revisions of previous quantity estimates	41,211	3,160	18,317
Net change in prices, transfer prices and in production costs	108,268	(54,606)	(34,114)
Changes in estimated future development costs	(19,900)	(4,716)	(5,324)
Accretion of discount	4,598	8,812	11,112
Net change in income taxes	(33,089)	24,788	15,714
Other - unspecified
Balance at December 31, 2019	114,780	45,978	88,121
South America 1 [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2019	1	69	185
Sales and transfers of oil and gas, net of production cost	(43)	(14)	(65)
Development cost incurred	44	3	6
Revisions of previous quantity estimates	205	(35)	(44)
Net change in prices, transfer prices and in production costs	58	(145)	(145)
Changes in estimated future development costs	(119)	97	60
Accretion of discount		9	25
Net change in income taxes	(47)	24	41
Other - unspecified	(9)	(7)	7
Balance at December 31, 2019	89	1	69
Abroad [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2019	1	69	185
Sales and transfers of oil and gas, net of production cost	(43)	(14)	(65)
Development cost incurred	44	3	6
Revisions of previous quantity estimates	205	(35)	(44)
Net change in prices, transfer prices and in production costs	58	(145)	(145)
Changes in estimated future development costs	(119)	97	60
Accretion of discount		9	25
Net change in income taxes	(47)	24	41
Other - unspecified	(9)	(7)	7
Balance at December 31, 2019	89	1	69
Total 1 [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2019	45,979	88,190	111,305
Sales and transfers of oil and gas, net of production cost	(38,117)	(24,922)	(34,587)
Development cost incurred	6,079	5,666	6,826
Net change due to purchases and sales of minerals in place	(246)	(847)	(1,387)
Net change due to extensions, discoveries and improved recovery related costs		509	385
Revisions of previous quantity estimates	41,416	3,125	18,273
Net change in prices, transfer prices and in production costs	108,326	(54,751)	(34,259)
Changes in estimated future development costs	(20,019)	(4,618)	(5,265)
Accretion of discount	4,598	8,821	11,137
Net change in income taxes	(33,136)	24,812	15,755
Other - unspecified	(9)	(7)	7
Balance at December 31, 2019	114,869	45,979	88,190
Equity Method Investees 5 [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2019	74	1,412	2,290
Sales and transfers of oil and gas, net of production cost	(177)	(94)	(792)
Development cost incurred	37	57	150
Net change due to purchases and sales of minerals in place		(1,047)
Net change due to extensions, discoveries and improved recovery related costs	10
Revisions of previous quantity estimates	30	(10)	8
Net change in prices, transfer prices and in production costs	401	(375)	(505)
Changes in estimated future development costs	3	67	(97)
Accretion of discount	49	12	244
Net change in income taxes	48	51	363
Other - unspecified	(7)	1	(249)
Balance at December 31, 2019	$ 470	$ 74	$ 1,412